INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2019 CAD ($)
Disclosure of joint ventures [line items]
Goodwill	$ 4,694	$ 4,694	$ 4,699
Property, plant and equipment	18,549	18,549	18,362		$ 14,408
Long-term debt	10,276	10,276	10,078		7,046
Investments in equity accounted investees	$ 4,377	4,377	5,974		$ 6,383
Exchange loss on translation of foreign operations		$ (117)	(213)
Ruby Pipeline
Disclosure of joint ventures [line items]
Investments in equity accounted investees			1,273
Proportion of ownership interest in joint venture (percent)	50.00%	50.00%
Joint ventures
Disclosure of joint ventures [line items]
Goodwill	$ 98	$ 98	98
Property, plant and equipment	2,800	2,800	2,900
Long-term debt	33	33	42
Investments in equity accounted investees				$ 1,300,000,000
Exchange loss on translation of foreign operations		(51)	169
Canada Kuwait Petrochemical Limited Partnership
Disclosure of joint ventures [line items]
Non-cash financial guarantee liability	$ 22	$ 22
Related party advances			$ 57
Revolving Credit Facility | Canada Kuwait Petrochemical Limited Partnership
Disclosure of joint ventures [line items]
Notional amount				150,000,000
Term Loan
Disclosure of joint ventures [line items]
Notional amount				16,000,000
Term Loan | Ruby Pipeline
Disclosure of joint ventures [line items]
Notional amount				32,000,000
Term Loan | Canada Kuwait Petrochemical Limited Partnership
Disclosure of joint ventures [line items]
Notional amount				$ 1,700,000,000